Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,422,264.20
Previously Paid Amount	0.00
Total Fee Amount	12,771.95
Total Offset Amount	0.00
Net Fee	$ 12,771.95